Income Tax - Effective Income Tax Rate Reconciliation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed tax at statutory federal rate, Amount	$ 699,647	$ 1,035,205	$ 947,159
Plus state income taxes net of federal tax benefits, Amount	55,974	75,134	68,802
Statutory federal income tax rate to income before income taxes, Amount	755,621	1,110,339	1,015,961
Tax exempt income, Amount	(808,389)	(748,167)	(673,431)
Nondeductible interest expense, Amount	20,324	22,479	25,349
Bank-owned life insurance, Amount	(36,525)	(36,231)	(35,089)
Other - net, Amount	(114,293)	158,542	(1,174)
Actual tax expense, Amount	$ (183,262)	$ 506,962	$ 331,616
Computed tax at statutory federal rate, Percent	34.00%	34.00%	34.00%
Plus state income taxes net of federal tax benefits, Percent	2.70%	2.50%	2.50%
Statutory federal income tax rate to income before income taxes, Percent	36.70%	36.50%	36.50%
Tax exempt income, Percent	(39.30%)	(24.60%)	(24.20%)
Nondeductible interest expense, Percent	1.00%	1.00%	1.00%
Bank-owned life insurance, Percent	(1.80%)	(1.20%)	(1.30%)
Other - net, Percent	(5.50%)	5.00%	(0.20%)
Actual tax expense, Percent	(8.90%)	16.70%	11.80%